Vanguard Value Index Fund

Schedule of Investments (unaudited)
As of March 31, 2019

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)1
Basic Materials (2.8%)
	DowDuPont Inc.	14,476,351	771,734
	Air Products & Chemicals Inc.	1,413,987	270,015
	PPG Industries Inc.	1,515,150	171,015
	LyondellBasell Industries NV Class A	1,904,975	160,170
	Newmont Mining Corp.	3,414,632	122,141
	International Paper Co.	2,565,431	118,703
	Nucor Corp.	2,019,069	117,813
	Freeport-McMoRan Inc.	8,823,438	113,734
	Celanese Corp. Class A	818,160	80,679
	Avery Dennison Corp.	559,902	63,269
	Mosaic Co.	2,293,743	62,642
	Eastman Chemical Co.	805,008	61,084
	Reliance Steel & Aluminum Co.	410,338	37,037
	Westlake Chemical Corp.	250,108	16,972
*	Alcoa Corp.	595,624	16,773
	Steel Dynamics Inc.	347,725	12,264
			2,196,045
Consumer Goods (10.9%)
	Procter & Gamble Co.	16,073,089	1,672,405
	Coca-Cola Co.	24,615,045	1,153,461
	PepsiCo Inc.	9,030,166	1,106,647
	Altria Group Inc.	12,034,919	691,165
	Mondelez International Inc. Class A	9,276,732	463,094
	General Motors Co.	8,149,335	302,340
	Kimberly-Clark Corp.	2,209,106	273,708
	Ford Motor Co.	25,032,687	219,787
	General Mills Inc.	3,819,869	197,678
	VF Corp.	2,026,806	176,150
	Archer-Daniels-Midland Co.	3,590,584	154,862
	Aptiv plc	1,673,262	133,008
	Tyson Foods Inc. Class A	1,885,715	130,925
	Kraft Heinz Co.	3,892,616	127,094
	Genuine Parts Co.	897,007	100,492
	Kellogg Co.	1,662,257	95,380
	Conagra Brands Inc.	3,235,193	89,744
	JM Smucker Co.	690,238	80,413
^	Garmin Ltd.	855,469	73,870
*	Elanco Animal Health Inc.	2,124,059	68,119
	Molson Coors Brewing Co. Class B	1,126,905	67,220
	Clorox Co.	409,226	65,664
	Hasbro Inc.	729,537	62,025
	Tapestry Inc.	1,852,149	60,176
	PVH Corp.	483,727	58,990
	Lear Corp.	400,676	54,376
	Whirlpool Corp.	406,323	53,996
	BorgWarner Inc.	1,331,726	51,152
^	Campbell Soup Co.	1,321,293	50,381
*	Mohawk Industries Inc.	379,240	47,841

DR Horton Inc.	1,134,470	46,944
Lennar Corp. Class A	943,389	46,311
Bunge Ltd.	856,052	45,431
PulteGroup Inc.	1,595,283	44,604
* Capri Holdings Ltd.	951,358	43,525
Ralph Lauren Corp. Class A	320,063	41,506
Hanesbrands Inc.	2,308,247	41,271
Newell Brands Inc.	2,645,290	40,579
Hormel Foods Corp.	853,520	38,204
Keurig Dr Pepper Inc.	1,330,875	37,225
Harley-Davidson Inc.	1,040,113	37,090
^ Coty Inc. Class A	3,171,325	36,470
Ingredion Inc.	212,460	20,118
* Levi Strauss & Co. Class A	227,903	5,367
Lennar Corp. Class B	14,996	587
		8,407,395
Consumer Services (7.5%)
Walmart Inc.	9,334,050	910,350
Walt Disney Co.	5,477,071	608,119
CVS Health Corp.	8,304,761	447,876
Walgreens Boots Alliance Inc.	5,132,656	324,743
Target Corp.	3,341,947	268,225
Sysco Corp.	3,138,491	209,526
eBay Inc.	5,579,753	207,232
Delta Air Lines Inc.	3,931,677	203,071
Las Vegas Sands Corp.	2,512,383	153,155
McKesson Corp.	1,230,497	144,042
Carnival Corp.	2,534,260	128,538
Kroger Co.	5,116,574	125,868
* United Continental Holdings Inc.	1,489,029	118,795
Omnicom Group Inc.	1,428,590	104,273
Best Buy Co. Inc.	1,460,944	103,815
CBS Corp. Class B	2,108,154	100,201
Darden Restaurants Inc.	793,838	96,428
American Airlines Group Inc.	2,647,559	84,086
* Fox Corp. Class A	2,268,632	83,281
* Liberty Broadband Corp.	895,908	82,191
AmerisourceBergen Corp. Class A	1,015,413	80,746
* CarMax Inc.	1,085,760	75,786
Advance Auto Parts Inc.	434,849	74,155
Kohl's Corp.	1,054,638	72,527
Viacom Inc. Class B	2,420,270	67,937
Royal Caribbean Cruises Ltd.	534,001	61,207
Nielsen Holdings plc	2,365,558	55,993
* Discovery Communications Inc.	2,185,621	55,558
Interpublic Group of Cos. Inc.	2,454,865	51,577
Macy's Inc.	2,044,922	49,139
Gap Inc.	1,827,096	47,833
Aramark	1,573,131	46,486
* DISH Network Corp. Class A	1,456,287	46,150
Alaska Air Group Inc.	789,878	44,328
L Brands Inc.	1,571,113	43,331
* Qurate Retail Group Inc. QVC Group Class A	2,683,320	42,879
News Corp. Class A	3,224,301	40,110
MGM Resorts International	1,543,195	39,598
* Liberty Media Corp-Liberty SiriusXM Class C	1,031,432	39,442
Tiffany & Co.	369,848	39,037

*	Norwegian Cruise Line Holdings Ltd.	702,498	38,609
*	Fox Corp. Class B	1,047,147	37,572
	Nordstrom Inc.	801,391	35,566
	Altice USA Inc. Class A	1,358,816	29,187
*	Henry Schein Inc.	482,955	29,030
*,^ Discovery Communications Inc. Class A		951,184	25,701
*	Liberty Media Corp-Liberty SiriusXM Class A	523,527	19,988
*	Liberty Broadband Corp. Class A	169,713	15,553
	CBS Corp. Class A	33,581	1,599
*	Lyft Inc. Class A	14,503	1,135
	News Corp. Class B	18,801	235
	Viacom Inc. Class A	5,457	177
			5,811,986
Financials (23.7%)
*	Berkshire Hathaway Inc. Class B	12,550,087	2,521,187
	JPMorgan Chase & Co.	21,374,701	2,163,761
	Bank of America Corp.	55,910,514	1,542,571
	Wells Fargo & Co.	26,499,687	1,280,465
	Citigroup Inc.	15,686,466	976,012
	American Express Co.	4,341,700	474,548
	US Bancorp	9,323,870	449,317
	Goldman Sachs Group Inc.	2,148,554	412,501
	CME Group Inc.	2,301,135	378,721
	Chubb Ltd.	2,660,387	372,667
	Morgan Stanley	8,172,188	344,866
	PNC Financial Services Group Inc.	2,641,427	323,997
	BlackRock Inc.	708,881	302,954
	Bank of New York Mellon Corp.	5,555,107	280,144
	Progressive Corp.	3,750,706	270,388
	Capital One Financial Corp.	2,997,685	244,881
	Aflac Inc.	4,880,596	244,030
	Prudential Financial Inc.	2,619,613	240,690
	American International Group Inc.	5,574,746	240,049
	BB&T Corp.	4,911,337	228,525
	Travelers Cos. Inc.	1,610,580	220,907
	MetLife Inc.	4,611,730	196,321
	Allstate Corp.	2,032,025	191,376
	Equity Residential	2,385,861	179,703
	SunTrust Banks Inc.	2,837,423	168,117
	State Street Corp.	2,304,520	151,660
	Discover Financial Services	2,100,683	149,485
	Ventas Inc.	2,287,601	145,972
	Synchrony Financial	4,321,226	137,847
	M&T Bank Corp.	846,811	132,966
	Weyerhaeuser Co.	4,768,004	125,589
	Fifth Third Bancorp	4,951,504	124,877
	Northern Trust Corp.	1,349,176	121,979
	Hartford Financial Services Group Inc.	2,310,029	114,855
	Ameriprise Financial Inc.	870,607	111,525
	KeyCorp	6,511,642	102,558
	Welltower Inc.	1,279,939	99,323
	HCP Inc.	3,071,230	96,129
	Citizens Financial Group Inc.	2,940,354	95,561
	Regions Financial Corp.	6,603,300	93,437
	Annaly Capital Management Inc.	8,991,995	89,830
	Host Hotels & Resorts Inc.	4,739,100	89,569
	Principal Financial Group Inc.	1,777,624	89,219

Cincinnati Financial Corp.	996,683	85,615
Huntington Bancshares Inc.	6,686,040	84,779
Loews Corp.	1,697,869	81,379
* Arch Capital Group Ltd.	2,469,644	79,819
Lincoln National Corp.	1,304,861	76,595
KKR & Co. Inc. Class A	3,237,110	76,040
Ally Financial Inc.	2,571,788	70,698
Duke Realty Corp.	2,294,752	70,174
Nasdaq Inc.	736,697	64,454
AGNC Investment Corp.	3,460,938	62,297
Fidelity National Financial Inc.	1,676,430	61,274
Franklin Resources Inc.	1,790,035	59,322
Reinsurance Group of America Inc. Class A	401,154	56,956
Everest Re Group Ltd.	260,546	56,268
* Alleghany Corp.	89,095	54,562
Zions Bancorp NA	1,197,876	54,396
Torchmark Corp.	647,242	53,041
Invesco Ltd.	2,712,910	52,386
VEREIT Inc.	6,180,823	51,733
Western Union Co.	2,784,085	51,422
WR Berkley Corp.	601,726	50,978
Voya Financial Inc.	964,576	48,190
SL Green Realty Corp.	534,422	48,055
Kimco Realty Corp.	2,556,526	47,296
Jones Lang LaSalle Inc.	291,032	44,871
People's United Financial Inc.	2,552,797	41,968
Unum Group	1,233,951	41,745
WP Carey Inc.	524,884	41,114
* Athene Holding Ltd. Class A	1,000,096	40,804
Macerich Co.	930,402	40,333
Comerica Inc.	507,816	37,233
Affiliated Managers Group Inc.	338,359	36,242
Raymond James Financial Inc.	405,424	32,600
Camden Property Trust	308,459	31,309
AXA Equitable Holdings Inc.	1,419,158	28,582
Jefferies Financial Group Inc.	1,448,222	27,212
* Berkshire Hathaway Inc. Class A	14	4,217
Brookfield Property Partners LP	8,971	185
		18,267,223
Health Care (16.6%)
Johnson & Johnson	17,106,190	2,391,274
Pfizer Inc.	37,104,586	1,575,832
UnitedHealth Group Inc.	6,165,971	1,524,598
Merck & Co. Inc.	16,696,889	1,388,680
Abbott Laboratories	11,282,227	901,901
Amgen Inc.	3,993,440	758,674
Eli Lilly & Co.	5,667,384	735,400
Gilead Sciences Inc.	8,224,347	534,665
Anthem Inc.	1,651,708	474,007
Cigna Corp.	2,446,763	393,488
Medtronic plc	4,310,799	392,628
Allergan plc	2,132,100	312,161
Humana Inc.	870,387	231,523
HCA Healthcare Inc.	1,757,982	229,206
Zimmer Biomet Holdings Inc.	1,308,384	167,081
Baxter International Inc.	1,624,738	132,107
* Laboratory Corp. of America Holdings	646,701	98,932

* Mylan NV	3,293,130	93,327
Cardinal Health Inc.	1,903,413	91,649
* Hologic Inc.	1,864,921	90,262
Quest Diagnostics Inc.	860,252	77,354
Dentsply Sirona Inc.	1,425,444	70,688
* DaVita Inc.	797,007	43,270
Perrigo Co. plc	826,586	39,808
Universal Health Services Inc. Class B	273,678	36,610
		12,785,125
Industrials (10.9%)
Honeywell International Inc.	4,699,591	746,859
United Technologies Corp.	5,538,707	713,884
General Electric Co.	55,852,616	557,968
Caterpillar Inc.	3,693,927	500,490
CSX Corp.	4,983,500	372,865
Raytheon Co.	1,814,558	330,395
Deere & Co.	2,053,897	328,295
Norfolk Southern Corp.	1,719,961	321,443
Northrop Grumman Corp.	1,090,080	293,886
Waste Management Inc.	2,730,736	283,751
Danaher Corp.	2,060,928	272,084
Emerson Electric Co.	3,942,940	269,973
General Dynamics Corp.	1,574,496	266,531
Eaton Corp. plc	2,782,757	224,179
Johnson Controls International plc	5,858,997	216,431
TE Connectivity Ltd.	2,177,681	175,848
Ingersoll-Rand plc	1,560,448	168,450
PACCAR Inc.	2,227,759	151,799
Cummins Inc.	961,033	151,718
Willis Towers Watson plc	835,877	146,822
Parker-Hannifin Corp.	827,431	142,004
FedEx Corp.	751,351	136,303
Stanley Black & Decker Inc.	964,839	131,382
Illinois Tool Works Inc.	896,691	128,702
Ball Corp.	2,188,268	126,613
Republic Services Inc. Class A	1,349,929	108,507
L3 Technologies Inc.	503,916	103,993
WW Grainger Inc.	306,426	92,213
* First Data Corp. Class A	3,453,760	90,730
Dover Corp.	931,452	87,370
Textron Inc.	1,502,514	76,117
Jacobs Engineering Group Inc.	891,037	66,997
Westrock Co.	1,631,026	62,550
Huntington Ingalls Industries Inc.	266,071	55,130
Arconic Inc.	2,777,830	53,084
Alliance Data Systems Corp.	295,718	51,745
Pentair plc	1,099,078	48,920
* Crown Holdings Inc.	867,975	47,365
Sealed Air Corp.	998,375	45,985
* Arrow Electronics Inc.	544,761	41,979
Xerox Corp.	1,242,357	39,731
Allison Transmission Holdings Inc.	750,912	33,731
* United Rentals Inc.	254,228	29,046
Snap-on Inc.	178,672	27,966
Hubbell Inc. Class B	174,385	20,574
Flowserve Corp.	418,443	18,889
Fluor Corp.	471,711	17,359

Owens Corning	175,379	8,264
^ ADT Inc.	875,576	5,595
		8,392,515
Oil & Gas (8.3%)
Exxon Mobil Corp.	27,200,042	2,197,763
Chevron Corp.	12,274,217	1,511,938
ConocoPhillips	7,275,338	485,556
Schlumberger Ltd.	8,847,641	385,492
Phillips 66	2,808,193	267,256
Marathon Petroleum Corp.	4,426,928	264,952
Kinder Morgan Inc.	12,336,201	246,847
Valero Energy Corp.	2,719,206	230,670
Williams Cos. Inc.	7,756,383	222,763
Hess Corp.	1,742,054	104,924
Baker Hughes a GE Co. Class A	3,429,850	95,075
Marathon Oil Corp.	5,309,239	88,717
Devon Energy Corp.	2,742,715	86,560
Halliburton Co.	2,647,322	77,567
National Oilwell Varco Inc.	2,541,276	67,700
OGE Energy Corp.	1,275,694	55,008
HollyFrontier Corp.	981,707	48,369
		6,437,157
Other (0.0%)2
*,§ American International Group Inc. Warrants Exp. 01/19/2021	41,903	—

Technology (8.7%)
Intel Corp.	28,898,202	1,551,833
Cisco Systems Inc.	28,286,236	1,527,174
Oracle Corp.	16,148,099	867,314
International Business Machines Corp.	5,838,606	823,827
QUALCOMM Inc.	7,778,598	443,613
HP Inc.	9,969,048	193,699
Corning Inc.	5,051,917	167,219
Motorola Solutions Inc.	1,049,563	147,380
Hewlett Packard Enterprise Co.	8,822,556	136,132
DXC Technology Co.	1,716,497	110,388
NetApp Inc.	1,580,569	109,597
CDW Corp.	964,667	92,965
Symantec Corp.	3,887,889	89,383
Western Digital Corp.	1,768,582	84,998
Marvell Technology Group Ltd.	3,998,692	79,534
Seagate Technology plc	1,623,676	77,758
Juniper Networks Inc.	2,204,520	58,354
* Dell Technologies Inc.	991,488	58,190
* Qorvo Inc.	784,247	56,254
* Synopsys Inc.	483,382	55,661
		6,731,273
Telecommunications (4.1%)
Verizon Communications Inc.	26,540,426	1,569,336
AT&T Inc.	46,772,096	1,466,773
CenturyLink Inc.	6,212,035	74,482
* Sprint Corp.	4,097,333	23,150
		3,133,741
Utilities (6.5%)
NextEra Energy Inc.	3,076,591	594,767
Duke Energy Corp.	4,677,271	420,954

Dominion Energy Inc.			5,117,363	392,297
Southern Co.			6,512,955	336,590
Exelon Corp.			6,227,213	312,170
American Electric Power Co. Inc.			3,170,582	265,536
Sempra Energy			1,756,276	221,045
Public Service Enterprise Group Inc.			3,247,240	192,919
Xcel Energy Inc.			3,353,560	188,504
Consolidated Edison Inc.			2,076,428	176,102
WEC Energy Group Inc.			2,030,252	160,552
DTE Energy Co.			1,175,301	146,607
PPL Corp.			4,606,775	146,219
Eversource Energy			2,032,644	144,216
FirstEnergy Corp.			3,390,725	141,088
Edison International			2,081,002	128,856
American Water Works Co. Inc.			1,185,954	123,648
Ameren Corp.			1,564,546	115,072
Entergy Corp.			1,156,947	110,639
CMS Energy Corp.			1,814,233	100,763
CenterPoint Energy Inc.			3,207,790	98,479
Evergy Inc.			1,694,184	98,347
AES Corp.			4,240,680	76,671
Alliant Energy Corp.			1,557,761	73,417
Pinnacle West Capital Corp.			715,858	68,422
NiSource Inc.			2,379,430	68,194
Vistra Energy Corp.			2,577,617	67,095
* PG&E Corp.			3,551,062	63,209
Avangrid Inc.			399,681	20,124
				5,052,502
Total Common Stocks (Cost $64,302,826)				77,214,962
	Coupon
Temporary Cash Investments (0.4%)1
Money Market Fund (0.4%)
3,4 Vanguard Market Liquidity Fund	2.554%		3,262,255	326,291

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	2.435%	4/11/19	100	100
United States Treasury Bill	2.427%	4/18/19	1,500	1,498
United States Treasury Bill	2.474%	5/9/19	3,000	2,992
United States Treasury Bill	2.502%	6/20/19	9,000	8,953
5 United States Treasury Bill	2.480%	9/5/19	6,000	5,938
				19,481
Total Temporary Cash Investments (Cost $345,731)				345,772
Total Investments (100.4%) (Cost $64,648,557)				77,560,734
Other Assets and Liabilities-Net (-0.4%)4				(313,561)
Net Assets (100%)				77,247,173

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $66,626,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of	Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2019	290	41,148	231

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $69,477,000 of collateral received for securities on loan.
5 Securities with a value of $1,386,000 have been segregated as initial margin for open futures contracts.

Value Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	77,214,962	—	—
Temporary Cash Investments	326,291	19,481	—
Futures Contracts—Assets[1]	244	—	—
Total	77,541,497	19,481	—
1 Represents variation margin on the last day of the reporting period.